CONVERTIBLE NOTES - 2024 Convertible Notes (Details) $ in Thousands					6 Months Ended
	Aug. 19, 2025	Jul. 28, 2025	Jun. 25, 2024 USD ($) D	Jun. 24, 2024 USD ($) D	Jun. 30, 2025 USD ($)	Jun. 30, 2022
CONVERTIBLE NOTES
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember			us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
2024 Convertible Notes
CONVERTIBLE NOTES
Variable interest rate			3.35%	3.35%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember
Consecutive trading days | D			10	10
Impact of instrument-specific credit risk upon redemption					$ 2,259
2024 Convertible Notes | Geely HK
CONVERTIBLE NOTES
Original principal amount			$ 54,880	$ 54,904